UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 28, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (97.7%)

Auto Components (1.8%)
Motherson Sumi Systems Ltd.	1,846,210	$6,595

Automobiles (0.5%)
Tata Motors Ltd., Class A	631,754	1,776

Chemicals (2.1%)
Asian Paints Ltd.	86,111	7,791

Commercial Banks (15.2%)
Bank of Baroda	140,893	1,751
HDFC Bank Ltd.	2,270,845	26,128
ICICI Bank Ltd.	678,356	13,046
IndusInd Bank Ltd.	2,009,791	14,965
		55,890
Construction & Engineering (2.5%)
Engineers India Ltd.	90,865	259
Gammon India Ltd.	2,545,382	1,079
Larsen & Toubro Ltd.	316,040	7,944
		9,282
Construction Materials (5.2%)
Madras Cements Ltd.	1,224,000	5,720
Shree Cement Ltd.	104,099	7,745
Ultratech Cement Ltd.	169,000	5,811
		19,276
Consumer Finance (4.1%)
Cholamandalam Investment and Finance Co. Ltd.	380,301	1,911
Mahindra & Mahindra Financial Services Ltd.	2,147,500	7,705
SKS Microfinance Ltd. (a)	2,383,129	5,350
		14,966
Diversified Financial Services (0.8%)
Multi Commodity Exchange of India Ltd.	205,000	3,133

Diversified Telecommunication Services (1.1%)
Bharti Infratel Ltd. (a)	1,181,775	3,891

Food Products (1.6%)
Balrampur Chini Mills Ltd. (a)	2,260,000	1,813
McLeod Russel India Ltd.	639,493	4,119
		5,932
Health Care Equipment & Supplies (0.8%)
Opto Circuits India Ltd.	2,600,000	2,868

Independent Power Producers & Energy Traders (3.1%)
Jaiprakash Power Ventures Ltd. (a)	8,288,830	3,981
NTPC Ltd.	2,890,000	7,548
		11,529

	Shares	Value (000)
Information Technology Services (20.8%)
Cognizant Technology Solutions Corp., Class A (a)	226,000	$17,314
HCL Technologies Ltd.	718,439	10,509
Infosys Ltd.	431,681	22,949
Infosys Technologies Ltd. (a)(b)(c)	6,400	170
Tata Consultancy Services Ltd.	874,583	25,356
		76,298
Machinery (1.8%)
Eicher Motors Ltd.	141,000	6,647

Media (2.1%)
Hathway Cable & Datacom Ltd. (a)	304,109	1,505
Sun TV Network Ltd.	891,070	6,402
		7,907
Metals & Mining (1.1%)
Hindustan Zinc Ltd.	1,744,770	3,894

Oil, Gas & Consumable Fuels (9.1%)
Bharat Petroleum Corp., Ltd.	792,908	5,510
Essar Oil Ltd. (a)	4,822,768	6,926
Reliance Industries Ltd.	1,463,591	20,813
		33,249
Personal Products (0.5%)
Colgate-Palmolive India Ltd.	79,200	1,809

Pharmaceuticals (10.2%)
Glenmark Pharmaceuticals Ltd.	1,328,100	11,311
Strides Arcolab Ltd.	226,547	3,635
Sun Pharmaceutical Industries Ltd.	619,570	9,336
Wockhardt Ltd. (a)	354,956	13,096
		37,378
Real Estate Management & Development (2.7%)
Oberoi Realty Ltd.	1,604,027	7,604
Prestige Estates Projects Ltd.	720,859	2,169
		9,773
Software (1.2%)
KPIT Cummins Infosystems Ltd.	2,464,301	4,385

Textiles, Apparel & Luxury Goods (1.9%)
Bata India Ltd.	519,206	6,862

Tobacco (5.5%)
ITC Ltd.	2,897,943	16,500
VST Industries Ltd.	126,849	3,538
		20,038
Wireless Telecommunication Services (2.0%)
Bharti Airtel Ltd.	1,352,551	7,260

	Shares	Value (000)
Total Common Stocks (Cost $313,459)		$358,429

Short-Term Investment (0.3%)

Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,146)	1,145,700	1,146
Total Investments (98.0%) (Cost $314,605) +		359,575
Other Assets in Excess of Liabilities (2.0%)		7,292
Net Assets (100.0%)		$366,867

R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 28, 2013.
(c)

At March 28, 2013, the Fund held a fair valued security valued at approximately $170,000, representing 0.05% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $314,605,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $44,970,000 of which approximately $79,664,000 related to appreciated securities and approximately $34,694,000 related to depreciated securities.

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • March 28, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$6,595	$—	$—	$6,595
Automobiles	1,776	—	—	1,776
Chemicals	7,791	—	—	7,791
Commercial Banks	40,925	14,965	—	55,890
Construction & Engineering	9,282	—	—	9,282
Construction Materials	19,276	—	—	19,276
Consumer Finance	14,966	—	—	14,966
Diversified Financial Services	3,133	—	—	3,133
Diversified Telecommunication Services	3,891	—	—	3,891
Food Products	5,932	—	—	5,932
Health Care Equipment & Supplies	2,868	—	—	2,868
Independent Power Producers & Energy Traders	11,529	—	—	11,529
Information Technology Services	76,128	—	170	76,298
Machinery	6,647	—	—	6,647
Media	7,907	—	—	7,907
Metals & Mining	3,894	—	—	3,894
Oil, Gas & Consumable Fuels	33,249	—	—	33,249
Personal Products	1,809	—	—	1,809
Pharmaceuticals	37,378	—	—	37,378
Real Estate Management & Development	9,773	—	—	9,773
Software	4,385	—	—	4,385
Textiles, Apparel & Luxury Goods	6,862	—	—	6,862
Tobacco	20,038	—	—	20,038
Wireless Telecommunication Services	7,260	—	—	7,260
Total Common Stocks	343,294	14,965	170	358,429
Short-Term Investment - Investment Company	1,146	—	—	1,146
Total Assets	$344,440	$14,965	$170	$359,575

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, securities with a total value of approximately $286,762,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$1,783
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate action	(2,006)
Change in unrealized appreciation/depreciation	393
Realized gains (losses)	—
Ending Balance	$170

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$393

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

	Fair Value at	Valuation	Unobservable		Weighted	Valuation from an
	March 28, 2013 (000)	Technique	Input	Range	Average	Increase in Input
Information Technology Services
Common Stock	$170	Market Transaction	Discount for Lack of Marketability	—	50.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013